Derivative Liability (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Annual dividend yield
Expected life (years)	1 year
Minimum [Member]
Risk-free interest rate	4.89%
Expected volatility	164.00%
Exercise price	$ 0.19
Stock price	$ 0.22
Maximum [Member]
Risk-free interest rate	5.59%
Expected volatility	187.00%
Exercise price	$ 3.53
Stock price	$ 5.32